UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549


                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Quarter Ended:      December 31, 2008

Check here if Amendment [   ]; Amendment Number:
                                                   ----------

This Amendment (Check only one.):    [   ] is a restatement.
                                     [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:         New Star Institutional Managers Ltd.
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Address:      1 Knightsbridge Green
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              London, England
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              SW1X 7NE
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Form 13F File No: 28-11235
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:   Rupert Ruvigny
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Title:  Chief Compliance Officer
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Phone:  +44(0)20 7225 9200
        --------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Rupert Ruvigny     London, England        February 10, 2009
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      (Signature)        (City/Country)             (Date)


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Report Type (Check only one.):

[   ] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                 Name
--------------------                 ----

28-11008                 New Star Asset Management Group PLC